INVESTMENT IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2025
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES	INVESTMENT IN ASSOCIATED COMPANIES

River Box holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. The remaining 50.1% of the shares of River Box are held by a subsidiary of Hemen Holding Limited (“Hemen”), the Company's largest shareholder and a related party.

Relevant financial information of the Company's equity method investee is as follows:

River Box	2025	2024
Share ownership %	49.90%	49.90%
Investment in associated companies (in thousands of $)	15,832	16,382

River Box non-current liabilities as of December 31, 2025 include $45.0 million due to SFL (December 31, 2024: $45.0 million) (See Note 24: Related Party Transactions).

River Box	Year ended December 31,
(in thousands of $)	2025	2024	2023
Equity in earnings of associated companies	2,366	2,798	2,848

Net income of River Box for the year ended December 31, 2025 includes $4.6 million of interest expense related to amounts payable to SFL (2024: $4.6 million, 2023: $4.6 million) (See Note 24: Related Party Transactions).

The allowance for expected credit losses recorded by River Box was $0.3 million for the year ended December 31, 2025 (2024: $0.2 million).

During the year ended December 31, 2025, River Box paid a dividend of $2.9 million to the Company (2024: $2.9 million, 2023: $2.9 million).